SHARE CAPITAL (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands											5 Months Ended	12 Months Ended
	Apr. 10, 2025 USD ($) $ / shares	Aug. 20, 2024 shares	Aug. 19, 2024 shares	Apr. 03, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Sep. 28, 2023 USD ($) $ / shares shares	Jul. 25, 2023 USD ($) $ / shares shares	Apr. 03, 2023 USD ($) $ / shares shares	Mar. 23, 2023 shares	Mar. 22, 2023 shares	Nov. 29, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares shares	Mar. 21, 2024 ILS (₪) ₪ / shares shares
Disclosure of classes of share capital [line items]
Issued and paid ordinary shares													7,869,853,000		12,899,831,000
Number of shares issued							52,077
Proceeds from issuance | $				$ 1,250								$ 8,263	$ 13,959	$ 23,806
Offering expenses | $				$ 100
Financial expense | $												2,056	$ 9,605	$ 42,387
Proceeds from issuance of shares | $	$ 2,200
Authorised Share Capital | ₪																₪ 400,000,000
Purchase price (per share) | $ / shares	$ 4.96
Placement Agent [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights					24,000
Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares								$ 45
Warrants term								5 years
Class of warrant or right, number of securities called by warrants or rights								60,000
Warrants, exercisable term								6 months
Placement agent warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares								$ 125
Class of warrant or right, number of securities called by warrants or rights								3,600
Warrants, exercisable term								5 years
Maximum
Disclosure of classes of share capital [line items]
Gross consideration | $	$ 3,500
ADS
Disclosure of classes of share capital [line items]
Number of shares issued													1,893
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																₪ 0.01
Authorized ordinary shares													19,994,000,000		39,994,000,000	39,994,000,000
Ordinary shares | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts		10,000							400	10
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																₪ 0.01
Authorized ordinary shares													6,000,000		6,000,000	6,000,000
ADS
Disclosure of classes of share capital [line items]
Issued and paid ordinary shares													787,000		1,290,000
Number of shares issued				85,779	400,000	10,325									17,218
Share price | $ / shares				$ 14.57	$ 20
Exercise price of warrants | $ / shares					$ 25
Warrants term					5 years
Class of warrant or right, number of securities called by warrants or rights					400,000
Proceeds from issuance | $					$ 8,000
Offering expenses | $					900
ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts									10
Exercise price of warrants | $ / shares				$ 18.75
Warrants term				5 years
Class of warrant or right, number of securities called by warrants or rights				85,779
ADS | Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares								$ 33.75
Class of warrant or right, number of securities called by warrants or rights								60,000
Proceeds from issuance of shares | $								$ 2,000
ADS | Ordinary shares | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts			400
Underwritten public offering
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 45	$ 115.76
Class of warrant or right, number of securities called by warrants or rights						38,873	38,873
Registered Direct Offering
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 11.75	$ 45
Proceeds from issuance | $						$ 2,000	$ 1,800	6,000
Offering expenses | $						$ 200	$ 400	$ 700
Registered Direct Offering | Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 0.025	$ 0.025
Registered Direct Offering | Unregistered Private Warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 45	$ 118.75
Class of warrant or right, number of securities called by warrants or rights						13,204	13,204
Registered Direct Offering | Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 45
Class of warrant or right, number of securities called by warrants or rights						60,000
Registered Direct Offering | Series B unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 45		$ 100
Warrants term								9 months
Class of warrant or right, number of securities called by warrants or rights						60,000		60,000
Registered Direct Offering | New Unregistered Warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 11.75
Warrants term						5 years
Class of warrant or right, number of securities called by warrants or rights						344,154
Warrants, exercisable term						18 months
Registered Direct Offering | First portion of placement agent warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights							3,125
Warrants, exercisable term							5 years
Registered Direct Offering | Second portion of placement agent warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 42.19
Warrants term							4 years 8 months 12 days
Number of warrants to purchase shares							3,600
Registered Direct Offering | Placement agent warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares						$ 14.69
Warrants term						5 years
Proceeds from warrant exercises | $											$ 4,000
Registered Direct Offering | ADS | First portion of placement agent warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 42.19
Registered Direct Offering | ADS
Disclosure of classes of share capital [line items]
Number of shares issued								60,000
Exercise price of warrants | $ / shares								$ 1,480
Class of warrant or right, number of securities called by warrants or rights								13,204
Registered Direct Offering | ADS | Unregistered Private Warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares								$ 118.75
Warrants term								5 years
Registered Direct Offering | ADS | Series A unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							33.75	$ 118.75
Warrants term								5 years
Class of warrant or right, number of securities called by warrants or rights								60,000
Registered Direct Offering | ADS | Series B unregistered private warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares							$ 45	$ 100
Class of warrant or right, number of securities called by warrants or rights								60,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares															₪ 0.01
Equity component
Disclosure of classes of share capital [line items]
Gross consideration | $				$ 350
Warrants
Disclosure of classes of share capital [line items]
Offering expenses | $					$ 900
Gross consideration | $				$ 900
Financial expense | $												$ 900
Warrants | ADS | Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate												4.27%
Average standard deviation												131.60%
Warrants | ADS | Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate												4.34%
Average standard deviation												148.37%